Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Accrued personnel	$ 21,132	$ 22,005
Sales and other taxes payable	24,512	25,846
Allowance for sales returns	9,102	12,641
Accrued freight expense	6,625	12,161
Accrued advertising expense	3,392	2,369
Accrued inventory	2,647	2,173
Accrued legal expense	3,338	1,448
Other	3,941	5,296
Total accrued liabilities	$ 74,689	$ 83,939